Summary of Principal Accounting Policies - Adoption of New Revenue Standards Impact of Changes to Consolidated Financial Statements (Details)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares	Dec. 31, 2019 USD ($)
Revenues:
Total revenues	¥ 1,091,793,135	$ 156,826,271	¥ 905,614,669	¥ 743,175,399
Operating costs and expenses:
Hotel operating costs	(338,826,479)	(48,669,378)	(274,419,263)	(226,867,029)
Selling and marketing expenses	(84,970,401)	(12,205,234)	(47,397,767)	(32,802,901)
Total operating costs and expenses	(612,072,856)	(87,918,764)	(423,024,408)	(386,956,870)
Income from operations	504,552,548	72,474,439	505,161,067	371,502,357
Income before income taxes	626,079,555	89,930,701	532,239,541	456,654,520
Income tax expenses	(189,567,817)	(27,229,713)	(152,718,668)	(182,568,262)
Net income (loss)	437,774,169	62,882,325	371,220,289	273,186,674
Net income attributable to ordinary shareholders	442,718,263	63,592,500	¥ 371,711,219	¥ 273,535,224
Net earnings per share:
Basic | ¥ / shares			¥ 3.75	¥ 2.99
Diluted | ¥ / shares			¥ 3.75	¥ 2.99
Deferred tax assets	160,488,193		¥ 133,300,966		$ 23,052,687
Total assets	3,816,479,417		3,079,781,007		548,202,967
Deferred revenue	231,925,272		210,585,604		33,313,981
Accrued expenses and other current liabilities	302,448,361		241,407,979		43,443,989
Deferred revenue	410,807,248		380,173,585		59,008,769
Total liabilities	1,798,719,410		1,420,433,938		258,369,877
Retained earnings	308,698,533		252,617,450		44,341,770
Total equity	2,017,760,007		1,659,347,069		289,833,090
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	3,816,479,417		3,079,781,007		$ 548,202,967
As Reported | ASU 2014-09
Revenues:
Total revenues			945,005,934	¥ 778,131,813
Operating costs and expenses:
Hotel operating costs			(280,954,345)	(233,646,052)
Selling and marketing expenses			(50,393,151)	(45,032,441)
Total operating costs and expenses			(432,554,874)	(405,965,433)
Income from operations			535,021,866	387,450,208
Income before income taxes			562,100,340	472,602,371
Income tax expenses			(160,185,845)	(186,651,155)
Net income (loss)			393,613,911	285,051,632
Net income attributable to ordinary shareholders			¥ 394,104,841	¥ 285,400,182
Net earnings per share:
Basic | ¥ / shares			¥ 3.97	¥ 3.12
Diluted | ¥ / shares			¥ 3.97	¥ 3.12
Deferred tax assets			¥ 67,909,969
Total assets			3,014,390,010
Deferred revenue			153,389,895
Accrued expenses and other current liabilities			264,058,985
Deferred revenue			145,545,929
Total liabilities			1,151,261,579
Retained earnings			456,398,812
Total equity			1,863,128,431
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY			3,014,390,010
Effect of the Adoption of New Revenue Standards | ASU 2014-09
Revenues:
Total revenues			(39,391,265)	¥ (34,956,414)
Operating costs and expenses:
Hotel operating costs			6,535,082	6,779,023
Selling and marketing expenses			2,995,384	12,229,540
Total operating costs and expenses			9,530,466	19,008,563
Income from operations			(29,860,799)	(15,947,851)
Income before income taxes			(29,860,799)	(15,947,851)
Income tax expenses			7,467,177	4,082,893
Net income (loss)			(22,393,622)	(11,864,958)
Net income attributable to ordinary shareholders			¥ (22,393,622)	¥ (11,864,958)
Net earnings per share:
Basic | ¥ / shares			¥ (0.22)	¥ (0.13)
Diluted | ¥ / shares			¥ (0.22)	¥ (0.13)
Deferred tax assets			¥ 65,390,997
Total assets			65,390,997
Deferred revenue			57,195,709
Accrued expenses and other current liabilities			(22,651,006)
Deferred revenue			234,627,656
Total liabilities			269,172,359
Retained earnings			(203,781,362)
Total equity			(203,781,362)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY			65,390,997
Leased And Operated Hotels
Revenues:
Total revenues	253,420,676	36,401,602	212,671,930	¥ 193,042,455
Leased And Operated Hotels | As Reported | ASU 2014-09
Revenues:
Total revenues			213,172,025	193,542,455
Leased And Operated Hotels | Effect of the Adoption of New Revenue Standards | ASU 2014-09
Revenues:
Total revenues			(500,095)	(500,000)
Franchised And Managed Hotels
Revenues:
Total revenues	¥ 838,372,459	$ 120,424,669	692,942,739	550,132,944
Franchised And Managed Hotels | As Reported | ASU 2014-09
Revenues:
Total revenues			731,833,909	584,589,358
Franchised And Managed Hotels | Effect of the Adoption of New Revenue Standards | ASU 2014-09
Revenues:
Total revenues			¥ (38,891,170)	¥ (34,456,414)